John Hancock Funds

200 Berkeley Street

Boston, MA 02116

October 4, 2022

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:

John Hancock Bond Trust (the “Registrant”), on behalf of:
John Hancock ESG Core Bond Fund;

John Hancock Government Income Fund;

John Hancock High Yield Fund;

John Hancock Investment Grade Bond Fund; and

John Hancock Short Duration Bond Fund (collectively, the “Funds”)
File Nos. 002-66906; 811-03006

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds, each dated October 1, 2022, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 142 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 23, 2022 via EDGAR, except for the Short Duration Bond Fund Class A, Class C, Class I, and Class R6 prospectus, which was separately filed pursuant to paragraph (c) of Rule 497 on September 30, 2022.

If you have any questions or comments, please email me at tdee@jhancock.com.

/s/ Thomas Dee
Thomas Dee
Assistant Secretary of the Trust